Nature of Business and Organization (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2021	Jun. 09, 2021
Nature of Business and Organization (Details) [Line Items]
Net revenue percentage			3.00%
Sale of stock, price per share (in Dollars per share)				$ 9.5
Conversion price per share (in Dollars per share)			$ 9.5
Agreement, description			Pursuant to the JV Agreement, Regencell Bioscience Limited shall contribute 60% of the capital for the JV to fund its operations including trading, manufacturing, marketing and distribution of traditional Chinese medicine formulae products and to procure, enable, provide or support the treatment of COVID-19. In addition, Regencell HK will grant the JV exclusive rights to market and distribute its proprietary COVID-19 TCM treatment (“Regencell Covid Treatment Products”) in ASEAN countries, India, Japan, Australia and New Zealand (“Designated Markets”), for an initial term of two years, pursuant to a license agreement to be entered into by and between Regencell HK and the JV. Honor Epic shall contribute 40% of the capital for the JV and shall use its best effort to market, promote, and distribute the Regencell Covid Treatment Products in the Designated Markets. Regencell HK may appoint two board members in the JV, and Honor Epic may appoint one board member in the JV. Sixty percent (60%) of the net profits or net loss of the JV will be distributed to or assigned to Regencell HK and the remaining forty percent (40%) being distributed to or assigned to Honor Epic. In the event that Regencell HK decides to dispose all of its shares in the JV, Regencell HK may require all other shareholders to sell and transfer all their shares in the JV to a proposed buyer, so long as Regencell HK is holding more than 50% of equity interest in the JV. Regencell HK is entitled to a right of first refusal if a shareholder receives a third-party offer to purchase the shares of the JV in accordance with the requirements specified in the JV Agreement.
Subsequent Event [Member]
Nature of Business and Organization (Details) [Line Items]
Conversion price per share (in Dollars per share)		$ 9.5
Mr. Yat-Gai [Member] | Subsequent Event [Member]
Nature of Business and Organization (Details) [Line Items]
Sale of ordinary shares issued (in Shares)	342,105
Conversion of principal amount	$ 3,250,000
Conversion price per share (in Dollars per share)	$ 9.5
IPO [Member] | Subsequent Event [Member]
Nature of Business and Organization (Details) [Line Items]
Sale of ordinary shares issued (in Shares)		2,300,000
Sale of stock, price per share (in Dollars per share)		$ 9.5
Gross proceeds		$ 21,850,000
Net proceeds	$ 2,850,000	$ 19,820,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Nature of Business and Organization (Details) [Line Items]
Sale of ordinary shares issued (in Shares)	325,000	325,000